Real Estate Facilities - Additional Information (Detail)								1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 01, 2020 CAD ($)	Jul. 21, 2020 USD ($) ft² StorageFacility	Jun. 02, 2020 CAD ($)	Oct. 18, 2019 USD ($)	Jul. 11, 2019 USD ($)	Oct. 01, 2018 USD ($) StorageFacility State $ / shares shares	Jun. 28, 2018 CAD ($)	Jan. 31, 2019 CAD ($)	Jan. 31, 2018	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) State	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2020 USD ($) State	Jan. 24, 2019 USD ($) $ / shares
Restructuring Cost And Reserve [Line Items]
Repayment of debt															$ 141,088,724
Principal borrowing															500,178,000
Number of operating self storage facilities | StorageFacility						28
Number of states for self storage facilities | State						10					17			17
Number of operating self storage facilities | StorageFacility						1
Debt Instrument Carrying Amount											$ 719,769,887			$ 717,069,469
Gain on sale of real estate											3,944,696	$ 0	$ 0
Repayments of debt										$ 141,088,724	$ 251,732,077	$ 72,513,082	$ 130,671,050
SmartCentres
Restructuring Cost And Reserve [Line Items]
Percentage of units to be subscribed at closing in limited partnership									50.00%
SmartCentres
Restructuring Cost And Reserve [Line Items]
Percentage of units to be subscribed at closing in limited partnership							50.00%
Subscription price of units in limited partnership							$ 3,800,000
Subscription price as percentage of agreed upon fair market value of land to be contributed to the Limited Partnership							50.00%
East York Lot
Restructuring Cost And Reserve [Line Items]
Fair market value							$ 7,600,000
Senior Term Loan
Restructuring Cost And Reserve [Line Items]
Principal borrowing															72,000,000
Fixed Rate Secured Debt
Restructuring Cost And Reserve [Line Items]
Principal borrowing															$ 89,178,000
Canada
Restructuring Cost And Reserve [Line Items]
Number of operating self storage facilities | StorageFacility						1
SS Growth Advisor LLC | Capital Unit, Class A
Restructuring Cost And Reserve [Line Items]
Business acquisition partnership units issued | shares						396,000
Acquisition Of Self Storage Facility [Member] | Riverview, Florida
Restructuring Cost And Reserve [Line Items]
Number of units added to existing self storage facility | StorageFacility		170
Rentable area added to existing self storage facility | ft²		25,000
Purchase price		$ 800,000
Strategic Storage Growth Trust, Inc
Restructuring Cost And Reserve [Line Items]
Common Stock, par value | $ / shares						$ 0.001
Sale price per share | $ / shares						$ 12.00									$ 12.00
Repayment of debt															$ 141,000,000
Principal borrowing															$ 500,000,000
Purchase price						$ 350,448,960
Debt Instrument Carrying Amount						$ 19,000,000
SS Growth Operating Partnership, L.P
Restructuring Cost And Reserve [Line Items]
Limited partners' capital account, units converted in to percentage						1.127%
SS Growth Operating Partnership, L.P | SmartCentres
Restructuring Cost And Reserve [Line Items]
Percentage of units to be subscribed at closing in limited partnership											50.00%
SS Growth Operating Partnership, L.P | East York Lot
Restructuring Cost And Reserve [Line Items]
Percentage of units to be subscribed at closing in limited partnership							50.00%
Gilbert Property
Restructuring Cost And Reserve [Line Items]
Purchase price					$ 10,000,000
Gilbert Property | Senior Term Loan
Restructuring Cost And Reserve [Line Items]
Debt Instrument Carrying Amount					4,300,000
Gilbert Property | Fixed Rate Secured Debt
Restructuring Cost And Reserve [Line Items]
Debt Instrument Carrying Amount					5,700,000
Gilbert Property | Smart Stop Asset Management LLC
Restructuring Cost And Reserve [Line Items]
Business acquisition fees paid to advisor					$ 175,000
San Antonio II Property
Restructuring Cost And Reserve [Line Items]
Sales price				$ 16,100,000
Gain on sale of real estate				3,900,000
San Antonio II Property | Senior Term Loan
Restructuring Cost And Reserve [Line Items]
Repayments of debt				5,400,000
San Antonio II Property | Fixed Rate Secured Debt
Restructuring Cost And Reserve [Line Items]
Repayments of debt				$ 9,900,000
Strategic Storage Trust IV, Inc.
Restructuring Cost And Reserve [Line Items]
Proceeds from sale of interest in partnership unit								$ 4,700,000
Proceeds from land and development cost incurred								4,600,000
Acquisition cost that were expensed								$ 100,000
Etobicoke Property [Member]
Restructuring Cost And Reserve [Line Items]
Purchase price			$ 2,200,000
Scarborough Property [Member]
Restructuring Cost And Reserve [Line Items]
Purchase price	$ 2,200,000